ALPS | WESTPORT RESOURCES
HEDGED HIGH INCOME FUND	FINANCIAL INVESTORS TRUST

Class C Shares
Class I Shares

SUPPLEMENT DATED JULY 15, 2016 TO THE PROSPECTUS, DATED FEBRUARY 28, 2016

Effective as of the date hereof, and solely with respect to the print version of the ALPS/Westport Resources Hedged High Income Fund (the "Fund" ) prospectus, dated February 28, 2016, the pages of the Fund's financial highlights pertaining to Class C shares and Class I shares, each such page reflecting income from investment operations, distributions, and total return, are deleted and replaced in their entirety with the following:

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

ALPS | Westport Resources Hedged High Income Fund - Class C

		For the Period
	For the Year	January 1, 2014
	Ended	(Commencement)
	October 31,	to
	2015	October 31, 2014

Net asset value, beginning of period	$9.85	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.48	0.31
Net realized and unrealized loss	(0.67)	(0.16)

Total from investment operations	(0.19)	0.15

DISTRIBUTIONS:
From net investment income	(0.46)	(0.30)
From net realized gains	(0.04)

Total distributions	(0.50)	(0.30)

Net (decrease) in net asset value	(0.69)	(0.15)

Net asset value, end of year	$9.16	$9.85

TOTAL RETURN(b)	(1.90)%	1.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$720	$1,587
Ratio of expenses to average net assets excluding fee waivers and reimbursements	4.04% (c)	4.25% (c)(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.99% (c)	2.99% (c)(d)
Ratio of net investment income to average net assets	4.98% (c)	3.70% (c)(d)
Portfolio turnover rate (e)	91%	108%

(a)   Calculated using the average shares method.
(b)   Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)   Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(d)   Annualized.
(e) Portfolio turnover rate for periods less than one full year have not been annualized.

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FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

ALPS | Westport Resources Hedged High Income Fund - Class I

		For the Period
	For the Year	January 1, 2014
	Ended	(Commencement)
	October 31,	to
	2015	October 31, 2014

Net asset value, beginning of period	$9.85	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.57	0.38
Net realized and unrealized loss	(0.66)	(0.14)

Total from investment operations	(0.09)	0.24

DISTRIBUTIONS:
From net investment income	(0.56)	(0.39)
From net realized gains	(0.04)	--

Total distributions	(0.60)	(0.39)

Net (decrease) in net asset value	(0.69)	(0.15)

Net asset value, end of year	$9.16	$9.85

TOTAL RETURN(b)	(0.89)%	2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$18,734	$18,915
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.07% (c)	3.39% (c)(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.99% (c)	1.99% (c)(d)
Ratio of net investment income to average net assets	5.98% (c)	4.59% (c)(d)
Portfolio turnover rate (e)	91%	108%

(a)   Calculated using the average shares method.
(b)   Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(d)   Annualized.
(e) Portfolio turnover rate for periods less than one full year have not been annualized.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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